EQUITY - Disclosure of changes in issued and outstanding share capital (Details)	6 Months Ended
	Jun. 30, 2022 shares
Disclosure of classes of share capital [line items]
Common Shares issued in settlement of purchase consideration of a business combination	1,260,063	[1]
Beginning Balance	68,217,894
Common Shares issued as a result of options exercises	217,368
Ending Balance	69,695,325
Pharm Yarok
Disclosure of classes of share capital [line items]
Common Shares issued in settlement of purchase consideration of a business combination	523,700	[1]
Vironna
Disclosure of classes of share capital [line items]
Common Shares issued in settlement of purchase consideration of a business combination	485,362	[1]
Oranim
Disclosure of classes of share capital [line items]
Common Shares issued in settlement of purchase consideration of a business combination	251,001	[1]

[1]	Pharm Yarok - 523,700, Vironna - 485,362, Oranim - 251,001